Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jul. 03, 2018
Document Effective Date	Jul. 04, 2018
Prospectus Date	Jul. 04, 2018
ClearShares Ultra-Short Maturity ETF | ClearShares Ultra-Short Maturity ETF
Prospectus:
Trading Symbol	OPER